PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Summary of prepaid expenses and other current assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Prepaid VAT and income tax	[1]	¥ 124,951	¥ 101,994
Prepaid other service fees	[2]	78,079	67,265
Receivables from third parties	[3]	161,408	119,492
Amounts due from a third party	[4]	179,200	78,000
Staff advance		10,950	4,128
Others		18,407	4,106
Total		649,055	399,897
Less: Allowance for expected credit losses		(10,807)	0
Prepaid expenses and other current assets Net		638,248	399,897
Receivable from third party payment platform [Member]
Receivables from third party payment platform	[5]	71,701	24,545
Receivable from brokers [Member]
Receivables from broker		¥ 4,359	¥ 367

[1]	Prepaid VAT and income tax mainly consist of VAT input that is expected to offset with VAT output tax or to be transferred out in the future related to 2022 and 2023.
[2]	Prepaid other service fees mainly consist of prepayment of advertising fees and cloud server hosting fees. The prepayments of advertising fees and cloud server hosting fees are generally short-term in nature and are amortized over the related service period.
[3]	Receivables from third parties mainly consist of receivables from non-consolidated variable interest entities raised from disposal of assets and technical support services in 2022, rent and sales of inventory in both 2022 and 2023.
[4]	Amounts due from a third party represents loans to a non-consolidated variable interest entity with an interest rate of 4.35%.
[5]	Receivables from third-party payment platforms represents withdrawable cash balance that has been received from course participants but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.